Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment
NOTE 3 – PROPERTY, PLANT AND EQUIPMENT:

a.	Composition of property, plant and equipment, grouped by major classification is as follows:

	December 31
	2011	2010
	U.S. $ in thousands
Computers and peripheral equipment	24,773	19,960
Land lease rights and buildings	13,162	13,162
Vehicles	102	102
Office furniture and equipment	5,893	5,711
Leasehold improvements	3,000	2,418
	46,930	41,353

Less - accumulated depreciation	29,344	26,283
	17,586	15,070

b.	As to geographical locations, see note 14c.

c.	Depreciation expenses totaled $2,806,000, $2,495,000 and $2,744,000, in the years ended December 31, 2011, 2010 and 2009, respectively.